Stockholders' Equity	6 Months Ended
Jun. 30, 2014
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 5 – STOCKHOLDERS’ EQUITY

Class A Convertible Preferred Stock (“Class A Stock”)

On May 20, 2014, Relmada Therapeutics, Inc. (“Relmada”) completed a Share Exchange with the Company, whereby the Company acquired 94.6% of the issued and outstanding capital stock of Relmada from the stockholders in exchange (“Share Exchange”) for the issuance of 28,291,073 shares of common stock to the Company’s stockholders, which represented 80.9% of Relmada’s issued and outstanding common stock after the consummation of the Share Exchange. In addition, the outstanding options and warrants were exchanged for options and warrants to purchase shares of common stock of the Company at a ratio of 10 to 1. Prior to the Share Exchange, the Company had no other assets or liabilities. The principal shareholders of the Company contributed $2 million for 3,337,310 shares of the Company’s common stock and 3,337,309 shares of Class A preferred convertible shares.

The Class A Stock shall has dividend rights to two times the amount of any dividend granted by the Board of Directors of the Company to the holders of common stock. In the event of any dissolution, liquidation or winding up of the Company, whether voluntary or involuntary, the holders of Class A Stock shall be entitled to participate in any distribution out of the assets of the Corporation on an equal basis per share with the holders of the Company’s common stock. The holders of Class A Stock shall have no right to vote on any matter submitted to a vote of the holders of the Company’s common stock, including the election of directors.

The Class A Stock is automatically converted on a monthly basis into common stock on a one for one basis by action of the Corporation, in the event the total of all shares of common stock and Class A Stock held by the shareholder do not exceed 9.9% of the issued and outstanding shares of common stock of the company. In no event, can Class A Stock be converted into common stock of the Corporation if such conversion would cause the holder to own, beneficially or otherwise, more than 9.9% of the Company’s stock.

Series A Preferred Stock

Each share of Series A preferred stock automatically converted into common stock on a one for one basis upon the Share Exchange. There were 1,360,413 shares that were converted to common stock. In addition, the conversion price was subject to adjustment upon a future down round if any future stock offerings are issued below $0.80 per share. This anti-dilution feature for the Series A preferred stock and for the warrants, made these instruments a derivative liability. The anti-dilution feature was terminated upon the Share Exchange. The dividend rate was seven percent (7%) per annum on the amount paid for each Unit of the Series A preferred stock on an “as declared” basis. The Board of Directors has not declared any dividends on these shares. Each Series A preferred share had a liquidation value equal to the subscription price of each Series A preferred share plus any accrued and unpaid dividends. The liquidation preference of the Series A preferred stock at December 31, 2013 was approximately $10,883,300.

In April 2012, the Company exchanged an aggregate of 1,879,128 shares of Series A preferred stock to convert the outstanding notes from the years 2004 and 2005 totaling $975,000 from lenders and accrued interest of approximately $566,180. In addition, the Company provided the lenders with 619,377 warrants to purchase common stock at $0.80 per share, and also allowed the lenders to exercise the warrants on a cashless basis for 541,430 shares of common stock. During 2012, the lenders exercised the warrants on a cashless basis resulting in the issuance of 541,430 shares of common stock. The Company determined that the fair value of the debt and accrued interest was more reliably determined than the fair value of the Series A preferred stock and warrants provided to the lenders and, accordingly, recorded no gain or loss on the exchange.

In April 2012, the Company issued 1,725,000 Series A preferred stock to Wonpung in exchange for services. The Company recorded compensation expense of approximately $1,305,200 based on the fair value of the Series A preferred stock at the issuance date, and recorded as additional paid-in capital for approximately $1,006,100 and a derivative liability for approximately $299,100. The Company recorded the fair value of the shares issued as stock-based compensation expense of $1,305,200, which was recorded as equity for approximately $1,006,100 and derivative liability for approximately $299,100. The fair value of the shares was determined via a third party valuation, see Note 4. In addition, because the shares contained certain anti-dilution protection, the conversion feature of the preferred stock was accounted for as a derivative liability.

During 2012, in a series of closings, the Company issued investors 4,899,375 shares of Series A preferred stock and 1,224,844 warrants to purchase shares of common stock with an exercise price of $0.80 per share for gross proceeds of approximately $3,919,500 ($3,220,018 net of offering costs). In addition, the Company issued the placement agent 612,422 warrants to purchase common stock with an exercise price of $0.80 per share. Both the warrants and the Series A preferred stock contain anti-dilution features deemed to be derivatives. The anti-dilution provision was eliminated upon the Share Exchange.

The table below reflects the gross proceeds received in connection with the 2012 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$4,898
Additional paid-in-capital	2,151,040
Derivative warrant liabilities	111,777
Derivative preferred stock conversion feature	872,688
Derivative Warrants issued to placement agent as offering costs	79,615
Net proceeds	3,220,018
Offering costs paid in cash	699,482
Gross proceeds	$3,919,500

During 2013, in a series of closings, the Company issued investors 5,100,625 shares of Series A preferred stock and 1,275,156 warrants to purchase shares of common stock for proceeds of approximately $4,080,500 ($3,494,428 net of offering costs). The Company also issued the investors 1,275,156 warrants to purchase common stock with an exercise price of $0.80 per share. In addition, the Company issued the placement agent 637,578 warrants to purchase common stock with an exercise price of $0.80 per share. Both the warrants and the Series A preferred stock contain an anti-dilution features deemed to be derivatives, see Note 4.

The table below reflects the gross proceeds received in connection with the 2013 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of Series A preferred stock issued	$5,100
Additional paid-in-capital	1,479,610
Derivative warrant liabilities	113,153
Derivative preferred stock conversion feature	1,647,910
Derivative Warrants issued to placement agent as offering costs	248,655
Net proceeds	3,494,428
Offering costs paid in cash	586,072
Gross proceeds	$4,080,500

Common Stock

Common stock issued in connection with settlement agreements

In April 2012, the Company issued 255,750 shares of common stock and warrants to purchase 868,213 shares of common stock with an exercise price of $0.80 per share that expire in April 2019 to exchange the outstanding liabilities owed to the founder of approximately $869,300. In addition, the founder forgave excess liabilities of approximately $353,246 and the Company recorded this as a contribution of additional paid-in-capital. On January 29, 2014, the Company cancelled the aforementioned warrants to the founder for failure to perform his fiduciary duties to the Company, see Note 8.

Common stock issued for services

During 2012, an executive was granted 153,802 shares of common stock. The grant date fair value of the common stock was $0.30 per share (based on a third party valuation), or approximately $46,100 in total. The vesting schedule provided that approximately 68,350 shares vested on July 10, 2012, 56,390 shares vested on July 10, 2013 and 29,052 shares vested on January 10, 2014. As a result, the Company recorded stock-based compensation expense of approximately $8,700, $16,900 and $20,500 for the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012, respectively, in connection with this agreement.

Common stock issued for cash

On May 12, May 15 and June 10, 2014, the Company completed on a private placement for the sale of units for gross proceeds of $25,745,699. The units consist of 17,163,799 shares of the Company’s common stock, Series A warrants to purchase 17,163,799 shares of common stock at an exercise price of $1.50 per share and Series B warrants to purchase 8,581,894 shares of common stock, at a exercise price of $2.25 per share. The Series A Warrants are exercisable immediately through October 10, 2014 and the Series B Warrants are exercisable immediately up to a period of five years from the date of issuance. The Company may call the Series B warrant for redemption upon written notice to all investors of the May and June 2014 units  (“investors”) at any time if the closing price of the common stock exceeds $3.75 per share for twenty (20) consecutive trading days provided that there an effective registration statement. In sixty days (60) business days following the date the redemption notice “Exercise Period” that is sent to the investors, each may choose to exercise their Series B warrant or a portion of their Series B warrant, by paying the exercise price of $2.25 per share.  Any warrants not exercised on the last day of the Exercise Period, will be redeemed by the Company at $0.001 per share.  The Placement Agent shall receive a warrant solicitation fee equal to five (5) % of the aggregate exercise price paid by the Series B holders upon such exercise, following a call for redemption by the Company.  The Company shall direct the Series B holder to make such solicitation fee payment directly to the Placement Agent and the Series B warrant holder shall comply with such direction. The Company issued warrants to purchase 4,290,950 shares of common stock at $1.50 to its Placement Agent (“Agent Warrants”). The Agent Warrants are immediately exercisable and expire five years from the date of issuance. The Company paid approximately $3,516,000 including expenses to the Placement Agent and the net proceeds were approximately $22,229,300. All the warrants in this transaction have an anti-dilution provision and shall terminate upon an up-listing of the Company to a national securities exchange such as NYSE or NASDAQ. A registration rights agreement was entered into in connection with the private placement that required the Company to file a registration statement for the resale of shares of common stock and common stock issuable upon the exercise of the Series A and Series B warrants. The Company was required to use commercially reasonable efforts to have the registration statement declared effective within 45 days from the filing date. If the SEC reviews the registration statement, the Company has 180 days to have the registration statement declared effective. If the registration statement is not filed on time or declared effective within the pre-requisite time frame, the penalty is one percent (1%) up to the purchase price with a maximum penalty of six percent (6%).

The table below reflects the gross proceeds received in connection with the May and June 2014 offerings allocated to components of stockholders’ equity and to derivative liabilities based upon fair value:

Par value of common stock issued	$17,164
Additional paid-in-capital	17,878,994
Derivative warrant liabilities	3,337,025
Derivative warrants issued to placement agent as offering costs	996,138
Net proceeds	22,222,321
Offering costs paid in cash	3,516,378
Gross proceeds	$25,745,699

Common stock issued in connection with exercise of warrants

In April 2012, two lenders exercised their 618,766 warrants on a cashless basis and received 541,293 shares of common stock of the Company.

Common stock issued for acquisition of Medeor

In April 2012, the Company issued 17,089 shares of common stock to Medeor Inc. (“Medeor”) in connection with the acquisition of a license agreement. Management determined the fair value of the common stock to be $0.30 per share based on a third party valuation, and recorded stock-based compensation expense to research and development of approximately $5,100. At December 31, 2013, the Company issued 25,000,000 shares of common stock in exchange for all the outstanding stock of Medeor whose only asset was a pending research and development project. The transaction was valued at its fair value of $3,750,000 and was expensed to research and development expense. The fair value of the shares was determined via a third party valuation.

Options and warrants

The Company has established the 2012 Stock Option Plan (the “Plan”), which allows for the granting of common stock awards, stock appreciation rights, and incentive and nonqualified stock options to purchase shares of the Company’s common stock to designated employees, nonemployee directors, and consultants and advisors. The Plan allowed for 2,409,436 options to be granted in July 2012. On March 10, 2014, the Board of Directors increased the shares under the Plan to 4,000,000. The shareholders approved to increase the shares available under the plan to 8,058,844. At June 30, 2014, no stock appreciation rights have been issued. Stock options are exercisable generally for a period of 10 years from the date of grant and generally vest over four years. As of June 30, 2014, 4,693,673 shares were available for future grants under the Plan.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of stock options and warrants. The current price of common stock was determined from a third party valuation, see Note 4. The risk-free interest rate assumptions were based upon the observed interest rates appropriate for the expected term of the equity instruments. The expected dividend yield was assumed to be zero as the Company has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future. The expected volatility was based upon its peer group. The Company routinely reviews its calculation of volatility changes in future volatility, the Company’s life cycle, its peer group, and other factors.

The Company uses the simplified method for share-based compensation to estimate the expected term for employee option awards for share-based compensation in its option-pricing model. The Company uses the contractual term for non-employee options to estimate the expected term, for share-based compensation in its option-pricing model.

Stock-based compensation – options

The Company granted an officer options to purchase 677,962 and 665,750 shares of its common stock in July 2012 and September 2013, respectively. Each of the options granted have a ten-year term and at an $0.80 exercise price. 25% of each of the options vest immediately and the remaining 75% of the options vest in equal quarterly increments over a four-year period. The fair value of the options as of the grant dates was $103,700 and $359,100, respectively.

During November 2013, the Company granted a consultant options to purchase 187,500 shares of common stock. The options have a 10 year term and an $0.80 exercise price. 25% of the options vest on the one year anniversary of the grant date and the remaining options vest in equal quarterly increments over the following 3 years. The fair value of the options on the grant date was $114,800.

During December 2013 and January 2014, the Company granted an officer options to purchase 334,199 and 1,003,774 shares of common stock, respectively. The options have a 10 year term and an exercise price of $0.80 and $1.50 per share, respectively. 25% of the options vest on the one anniversary of the grant date and the remaining options vest quarterly over the following 3 years. The fair value of the options on the grant date during December 2013 and January 2014 was $181,400 and $937,600, respectively.

During February 2014, the Company granted to three of its board of directors, an aggregate of options to purchase 145,986 shares of common stock, respectively. Each option has a 10 year term and an exercise price of $1.50 per share, respectively. 25% of the options vest on the one year anniversary of the grant date and the remaining options vest quarterly over the following 3 years. The fair value of the options on the grant date was approximately $136,200.

During May 2014, the Company granted to its various employees, options to purchase 350,000 shares of common stock, respectively. Each option has a 10 year term and an exercise price of $1.50 per share, respectively. 25% of the options vest on the one year anniversary of the grant date and the remaining options vest quarterly over the following 3 years. The fair value of the options on the grant date was $250,200.

In May 2014, the Board of Directors granted options to three officers options based upon a percentage of the fully diluted shares that exist after the exercise or forfeiture of the Series A warrants in October 2014. The Company will record stock-based compensation expense at fair value when the options are issued. The option price has been established at fair market value.

A summary of the changes in options outstanding during the six months ended June 30, 2014 and years ended December 31, 2013 and 2012 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	-	-	-	$-
Granted	677,962	$0.80	-	$-
Outstanding and expected to vest at December 31, 2012	677,962	$0.80	9.5	$-
Granted	1,187,449	$0.80	-	$-
Outstanding and expected to vest at December 31, 2013	1,865,411	$0.80	8.8	$1,305,000
Granted	1,499,760	$1.50	9.7	$3,000,000
Outstanding and expected to vest at June 30, 2014	3,365,171	$1.11	8.9	$5,238,000
Options exercisable at June 30, 2014	652,005	$0.80	9.0	$782,400

For the six months ended June 30, 2014 and for years ending December 31, 2013 and 2012, the Company recorded approximately $115,500, $4,800 and $0, respectively, of stock-based compensation expense to research and development expense. For the six months ended and for years ending December 31, 2013 and 2012, the Company recorded approximately $77,700, $129,600 and $35,100, respectively, of stock based compensation expense to general and administrative expense. At June 30, 2014, and December 31, 2013 and 2012, the Company has unrecognized stock based compensation expense of approximately $1,760,900, $589,500 and $0 related to stock options, respectively.

The weighted average fair value of options granted during the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012 was approximately $0.72, $0.58 per share and $0.15 per share respectively, on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Six Month Ended	For the Years Ended December 31,
	June 30, 2014	2013	2012

Current price of common stock	$2.00	$0.80	$0.30
Risk free interest rate	1.5% to 1.6%	1.4%	0.6%
Dividend yield	0%	0%	0%
Volatility	76% to 77%	73% to 80%	82%
Expected term (in years)	6.25	5.75 to 10	5.75

Stock-based compensation – warrants

In connection with the Series A preferred stock offerings, during 2013 and 2012, the Company issued the investors 1,275,156 and 1,224,845 warrants, respectively, to purchase common stock of the Company, exercisable at $0.80 per share. During 2013 and 2012, the Company also issued the Placement Agent 637,578 and 612,422 warrants, respectively to purchase common stock exercisable at $0.80 per share. The warrants have a seven-year term. These warrants contain anti-dilution features with down-round protection, thus the Company accounts for these warrants as derivative liabilities.

In connection with the debt offerings in 2013 and 2012, the Company issued debt holders 213,750 and 67,500 warrants, respectively, to purchase common stock of the Company, exercisable at $0.80 per share. During 2013 and 2012, the Company also issued the placement agent 106,875 and 33,750 warrants, respectively to purchase common stock exercisable at $0.80 per share. The warrants have a seven-year term. These warrants contain anti-dilution features with down-round protection, thus the Company accounts for these warrants as derivative liabilities. The anti-dilution feature was been eliminated upon the Share Exchange.

During 2012, warrant holders exercised 619,377 warrants to purchase common stock in a cashless exercise which resulted in the issuance of 541,430 shares of common stock.

During 2012, the Company issued its founder 868,213 warrants to purchase common stock in connection with a transaction that exchanged debt for stock. These warrants were cancelled by the Company in January 2014, see Note 8.

In 2013, the Company purchased Medeor Inc. and in connection with the purchase the Company issued the Placement Agent 200,000 warrants to purchase common stock of the Company. The warrants have a seven-year term and were fully vested upon issuance and have an exercise price of $1.10 per share. The Company recorded stock-based compensation of $237,400 in connection with the issuance of these warrants.

In conjunction with a strategic advisor agreement, during 2013 and 2012, the Company issued warrants to purchase shares of common stock, at an exercise price of $0.001 per share that expires in seven years. The warrants have performance based requirements for vesting and will become fully vested upon completion of a public transaction. The Company has not recorded any stock based compensation expense prior to the Share Exchange since the performance requirements were not met. During the six months ended June 30, 2014, the performance achievement was met. The Company recorded the fair value of stock based compensation expense of approximately $10,119,000 based upon the Black-Scholes option pricing model for the 8,655,783 vested options.

During the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012, the Company issued to consultants 12,500, 21,500 and 40,000 warrants, respectively, to purchase shares of common stock of the Company. The exercise price of the warrants issued during the years ended December 31, 2013 and 2012 were all at $0.80 per share. The grant date fair value of the warrants issued for the six months ended June 30, 2014 and for the years ended December, 31, 2013 and 2012 was approximately $14,300, $10,800 and $5,600, respectively, and the fair value was amortized over the term of the agreements.

A summary of the changes in outstanding warrants during the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	6,251	$1.00
Granted	5,478,360	$0.50
Exercised	(619,377)	$0.80
Outstanding at December 31, 2012	4,865,234
Granted	4,061,283	$0.54
Outstanding at December 31, 2013	8,926,517	$0.54
Granted	35,086,253	$1.58
Forfeited (1)	(868,213)	$0.80
Outstanding and vested at June 30, 2014	43,144,557	$1.25

For the six months ended June 30, 2014 and for the years ending December 31, 2013 and 2012, the Company recorded approximately $0, $1,800 and $2,200, respectively, of stock-based compensation expense related to warrants to research and development expense. For the six months ended June 30, 2014 and for the years ending December 31, 2013 and 2012, the Company recorded to general and administrative expense approximately $12,124,500, $246,100 and $0 of stock-based compensation expense related to warrants for the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012, respectively. At June 30, 2014 and December 31, 2013 and 2012, the Company has unrecognized stock based compensation expense of approximately $6,500, $3,600 and $3,400, respectively related to outstanding warrants.

(1)	The warrants issued to Mr. Babul were cancelled on January 29, 2014, see Note 8.

The weighted average fair value of warrants granted during the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012 was $1.40, $0.80 and $0.14 per share, respectively, on the date of grant, using the Black-Scholes option pricing model using the following assumptions:

	Six Month Ended, June 30,	Year Ended December 31,
	2014	2013	2012
Current price of common stock	$2.00	$0.80 - $1.50	$0.30
Risk-free interest rate	0.7% to 2.0%	0.9% to 1.8%	0.6% to .7%
Dividend yield	0%	0%	0%
Expected volatility	75% to 76%	73% to 83%	82% to 83%
Expected term (in years)	4 and 7	4-7	5